Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Tax credit carryforwards	¥ 22,687	¥ 42,059
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	32.90%	35.20%	37.60%
Operating loss carryforwards for tax purposes	¥ 22,266
Tax credit carryforwards	1,137
Undistributed earnings of foreign subsidiaries	3,348,031
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 130,615
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2009
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2017
Expiration date for tax credit carryforwards	2017
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2025
Expiration date for tax credit carryforwards	2019
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 613,285
Tax credit carryforwards	¥ 21,550
Tax years remain open to examination by various tax jurisdictions	On and after January 1, 2000
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2017
Expiration date for tax credit carryforwards	2017
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2036
Expiration date for tax credit carryforwards	2035